091-02014

For Internal Use Only/	Submit 1 Original	[redacted]
Sec File No. 91 -		Expires:
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07071003

RECEIVED
2007 AUG 31 AM 11:58
SEC / MR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New
Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Investment Company Units

4. Name of Underlying Instrument:
Morningstar Services Super Sector Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
MZO

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
New York Stock Exchange, American Stock Exchange, Nasdaq Stock Market

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

PROCESSED
OCT 03 2007
THOMSON
FINANCIAL

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Mary Yeager

Title:
Corporate Secretary

Telephone Number:
(212) 656-2062

Manual Signature of Official Responsible for Form:
[signature]

August 28, 2007

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 31 2007

Mary Yeager
Corporate Secretary

NYSE Arca.

RECEIVED
2007 AUG 31 AM 11:50
SEC / MR

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005
tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

Via Overnight Mail

August 30, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – Claymore Exchange-Traded Fund Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Claymore Exchange-Traded Fund Trust, Claymore/Morningstar Information Super Sector Index ETF (Ticker Symbol MZN).
- Claymore Exchange-Traded Fund Trust, Claymore/Morningstar Manufacturing Super Sector Index ETF (Ticker Symbol MZG); and
- Claymore Exchange-Traded Fund Trust, Claymore/Morningstar Services Super Sector Index ETF (Ticker Symbol MZO).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Arca, Inc.)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 3 1 [illegible]

END